Private Placement (Details) - Mountain Lake Acquisition Corp. - USD ($)	3 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2024	Dec. 31, 2025
Class of Stock [Line Items]
Gross proceeds (in Dollars)		$ 8,050,000
Private Placement [Member]
Class of Stock [Line Items]
Number of aggregate units	805,000		805,000
Purchase price per unit (in Dollars per share)	$ 10		$ 10
Gross proceeds (in Dollars)	$ 8,050,000		$ 8,050,000
Sponsor [Member] | Private Placement [Member]
Class of Stock [Line Items]
Number of aggregate units	495,000		495,000
BTIG [Member] | Private Placement [Member]
Class of Stock [Line Items]
Number of aggregate units	310,000		310,000